Share-based payments - MIP II (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 MXN ($) EquityInstruments	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Share-based payments
Compensation expense recorded in the consolidated statement of operations | $	$ 13,508	$ 7,816	$ 6,345
MIP II
Share-based payments
Vesting period	5 years
Extension of vesting period	5 years
Carrying amount of the liability | $	$ 37,858
Compensation expense recorded in the consolidated statement of operations | $		$ 54,357
Compensation (benefit) recorded in the consolidated statement of operations | $	$ (16,499)
Exercised during the year (shares)	0
Granted	13,536,960
MIP II | Vesting / Exercisable within one year
Share-based payments
Granted	2,030,540
MIP II | Vesting / Exercisable within two years
Share-based payments
Granted	2,030,540
MIP II | Vesting / Exercisable within three years
Share-based payments
Granted	2,030,540
MIP II | Vesting / Exercisable within four years
Share-based payments
Granted	3,384,240
MIP II | Vesting / Exercisable within five years
Share-based payments
Granted	4,061,100